Summarised financial information (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised financial information of income statement

Six months ended 30 June 2023	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(521)	—	(1)	—	15	4
Dividend income	—	—	1	—	2,276	—
Net finance income/(costs)	244	(96)	567	—	(267)	—
Loss/(profit) before taxation	(277)	(96)	567	—	2,024	4
Taxation on ordinary activities	—	(2)	7	—	64	(1)
Loss/(profit) for the period	(277)	(98)	574	—	2,088	3

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(513)	—	(8)	—	25	3
Transactions with non-issuer/non-guarantor subsidiaries net finance income	144	267	802	7	60	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	1	—	2,276	—

Six months ended 30 June 2022	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(5)	—	—	—	8	1
Dividend income	—	—	—	—	2,014	—
Net finance income/(costs)	113	(29)	(118)	—	(227)	—
Profit/(loss) before taxation	108	(29)	(118)	—	1,795	1
Taxation on ordinary activities	—	(19)	2	—	51	(1)
Profit/(loss) for the period	108	(48)	(116)	—	1,846	—

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(5)	—	—	—	26	—
Transactions with non-issuer/non-guarantor subsidiaries net finance income	11	381	136	—	14	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	2,014	—

Summarised financial information of balance sheet

As at 30 June 2023	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	19,834	2,425	2,135	335	47
Current assets	6,926	9,278	42,637	32	1,050	10
Non-current liabilities	1,580	18,960	13,863	2,135	9,396	12
Non-current borrowings	1,571	18,727	13,392	2,135	9,349	—
Other non-current liabilities	9	233	470	—	47	12
Current liabilities	575	10,092	28,811	31	1,225	3
Current borrowings	32	10,023	28,277	31	650	2
Other current liabilities	543	69	534	—	575	1

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	6,835	16,171	42,313	—	662	9
Amounts due to non-issuer/non-guarantor subsidiaries	6	2,988	22,608	—	36	2
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	25,253	1,522

As at 31 December 2022	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	20,962	2,480	1,500	405	45
Current assets	9,166	7,947	42,748	22	1,135	8
Non-current liabilities	1,580	20,018	14,058	1,500	10,094	12
Non-current borrowings	1,572	19,762	13,510	1,500	10,033	—
Other non-current liabilities	8	256	548	—	61	12
Current liabilities	55	8,749	29,379	21	1,011	1
Current borrowings	23	8,657	28,525	21	568	1
Other current liabilities	32	92	854	—	443	—

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,117	17,003	42,752	—	700	8
Amounts due to non-issuer/non-guarantor subsidiaries	5	3,890	22,702	—	34	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	26,690	1,573